Performance Management - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional	Sep. 30, 2025
Common Stock Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	Returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2020 +26.85% Lowest Quarter: March 31, 2020 -32.35%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	11/30/2000	-4.39%	3.42%	7.67%
Class A (after taxes on distributions)	11/30/2000	-5.33%	1.04%	5.23%
Class A (after taxes on distributions and the sale of Fund Shares)	11/30/2000	-1.90%	2.35%	5.69%
Class R6 (before taxes)	6/28/2013	1.72%	5.08%	8.75%
Institutional Class (before taxes)	7/30/2010	1.73%	5.04%	8.72%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)		11.91%	7.26%	10.40%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Common Stock Fund | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(Returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2020
Highest Quarterly Return	26.85%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(32.35%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Mid Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +34.53% Lowest Quarter: June 30, 2022 -28.21%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	2/24/2000	6.98%	-1.08%	10.25%
Class A (after taxes on distributions)	2/24/2000	4.05%	-2.91%	8.07%
Class A (after taxes on distributions and the sale of Fund Shares)	2/24/2000	5.90%	-0.89%	7.99%
Class R6 (before taxes)	10/31/2014	13.88%	0.46%	11.32%
Institutional Class (before taxes)	6/30/2003	13.82%	0.41%	11.26%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)		8.66%	6.65%	12.49%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	34.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(28.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Opportunity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +21.43% Lowest Quarter: March 31, 2020 -21.69%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	2/24/2000	0.49%	7.53%	11.00%
Class A (after taxes on distributions)	2/24/2000	-1.64%	5.29%	8.76%
Class A (after taxes on distributions and the sale of Fund Shares)	2/24/2000	1.57%	5.53%	8.44%
Class R6 (before taxes)[1]	5/29/2020	7.04%	9.28%	12.15%
Administrator Class (before taxes)	8/30/2002	6.83%	9.01%	11.87%
Institutional Class (before taxes)	7/30/2010	7.02%	9.25%	12.14%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Opportunity Fund | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	21.43%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(21.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
SMID Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: June 30, 2020 +35.94% Lowest Quarter: June 30, 2022 -25.30%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	7/31/2007	-0.52%	-3.61%	9.19%
Class A (after taxes on distributions)	7/31/2007	-4.32%	-6.19%	6.31%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	2.31%	-2.72%	7.04%
Class R6 (before taxes)	6/28/2013	5.95%	-2.07%	10.29%
Administrator Class (before taxes)	4/8/2005	5.59%	-2.39%	9.92%
Institutional Class (before taxes)	8/31/2006	5.83%	-2.16%	10.18%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)		10.31%	2.98%	10.55%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: June 30, 2020
Highest Quarterly Return	35.94%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: June 30, 2022
Lowest Quarterly Return	(25.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Special Mid Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at www.allspringglobal.com.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	returns do not reflect sales charges and would be lower if they did
Bar Chart [Table]
Bar Chart Closing [Text Block]	Highest Quarter: December 31, 2020 +19.77% Lowest Quarter: March 31, 2020 -31.79%
Performance Table Heading	Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
Performance Table Does Reflect Sales Loads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance [Table]

Average Annual Total Returns for the periods ended 12/31/2025 (returns reflect applicable sales charges)
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Class A (before taxes)	7/31/2007	-0.29%	8.18%	9.13%
Class A (after taxes on distributions)	7/31/2007	-2.95%	5.98%	7.70%
Class A (after taxes on distributions and the sale of Fund Shares)	7/31/2007	1.34%	6.13%	7.20%
Class C (before taxes)	7/31/2007	4.00%	8.64%	9.12%
Class R6 (before taxes)	6/28/2013	6.23%	9.93%	10.24%
Administrator Class (before taxes)	4/8/2005	5.88%	9.54%	9.86%
Institutional Class (before taxes)	4/8/2005	6.13%	9.81%	10.13%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)		11.05%	9.83%	9.78%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)		17.15%	13.15%	14.29%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for only one class of shares.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Availability Website Address [Text]	www.allspringglobal.com
Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Bar Chart [Heading]	Calendar Year Total Returns for Class A as of 12/31 each year(returns do not reflect sales charges and would be lower if they did)
Highest Quarterly Return, Label [Optional Text]	Highest Quarter: December 31, 2020
Highest Quarterly Return	19.77%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter: March 31, 2020
Lowest Quarterly Return	(31.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.